Intangible Assets - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 57.8	€ 53.7
Total non-current assets	758.5	651.7
United States | Subsidiaries
Disclosure of detailed information about intangible assets [line items]
Total non-current assets	139.7	89.2
CGU Immunotherapies
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 57.3	€ 53.2